Aggregate Amounts of Maturities for Corporate Bonds and Convertible Bonds (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Debt Instrument [Line Items]
2016	¥ 10,000
2017	0
2018	15,000
2019	30,000
Thereafter	0
Total	¥ 55,000